FINANCIAL INSTRUMENTS (Details 15) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$) shares
USIM 3 [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	106,620,851	106,620,851
Equity interest (%)	15.12%	15.12%
Share price	5.32	9.20
Closing Balance	R$ 567,222	R$ 980,912
Fair value adjustment recognized in profit or loss	R$ (413,689)	R$ 190,851
USIM 5 [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	55,144,456	55,144,456
Equity interest (%)	10.07%	10.07%
Share price	5.32	9.29
Closing Balance	R$ 293,369	R$ 512,292
Fair value adjustment recognized in profit or loss	(218,923)	117,458
Total USIM Shares [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	860,591	1,493,204
Fair value adjustment recognized in profit or loss	(632,612)	R$ 308,309
PATI 3 [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares		2,705,726
Equity interest (%)		11.31%
Share price		29.10
Closing Balance		R$ 78,737
Fair value adjustment recognized in profit or loss		(15,963)
Total PATI Shares [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	860,591	1,571,941
Fair value adjustment recognized in profit or loss	R$ (632,612)	R$ 292,346